MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2001

DEAR SHAREHOLDER:

For many investors, the 12-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced as technology continued its decline. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite that suffered the most, declining about 57 percent during the period.

PERFORMANCE

For the 12-month period ended August 31, 2001, Morgan Stanley Market Leader Trust's Class B shares posted a total return of -31.65 percent, compared to -24.38 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted returns of -31.16 percent, -31.64 percent and -30.96 percent, respectively. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund's underperformance relative to that of the S&P 500 can be attributed partially to its holdings in the technology and communications sectors. Although the Fund was underweighted in these areas, it held some stocks that suffered particularly large declines. The Fund's investments in several value-oriented industries provided balance to its technology exposure, thereby tempering its decline.

PORTFOLIO STRATEGY

The Fund continues to focus on companies that are recognized leaders in their respective industries and that we believe have the ability to expand their businesses both domestically and abroad in different types of economic environments. The Fund also tries to maintain its diversified approach by investing in many sectors, including both growth and value stocks.

The value-oriented sectors emphasized by the Fund included financial services (19.8 percent of the portfolio on August 31, 2001, versus 17.4 percent of the S&P 500). We believe that low valuation levels and the Fed's aggressive rate easing have created a favorable backdrop for financial services companies. The Fund maintained an overweighting in energy (10.3 percent versus 6.7 percent for the index). After several years of underinvestment, spending on oil and natural gas has increased, a trend that we anticipate will continue. The Fund was underweighted in technology and health care. We believe that the fundamental outlook for health care is positive, but valuations within the sector remain high.

MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2001 CONTINUED


LOOKING AHEAD

There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

We appreciate your ongoing support of Morgan Stanley Market Leader Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
Charles A. Fiumefreddo                       Mitchell M. Merin
Chairman of the Board                        President

MORGAN STANLEY MARKET LEADER TRUST
FUND PERFORMANCE o AUGUST 31, 2001

GROWTH of $10,000 -- Class B
($ in Thousands)

     Date                   Total        S&P 500(4)
April 28, 1997             $10,000        $10,000
May 31, 1997               $10,350        $11,011
August 31, 1997            $10,810        $11,723
November 30, 1997          $10,880        $12,505
February 28, 1998          $11,866        $13,788
May 31, 1998               $12,088        $14,388
August 31, 1998            $ 9,767        $12,673
November 30, 1998          $11,916        $15,464
February 28, 1999          $13,551        $16,509
May 31, 1999               $14,671        $17,414
August 31, 1999            $15,226        $17,718
November 30, 1999          $17,527        $18,695
February 29, 2000          $20,454        $18,446
May 31, 2000               $19,957        $19,237
August 31, 2000            $22,284        $20,608
November 30, 2000          $18,223        $17,906
February 28, 2001          $17,614        $16,934
May 31, 2001               $17,873        $17,208
August 31, 2001            $15,030 (3)    $15,585

          ----- Fund   ----- S&P 500 (4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 8/31/01
--------------------
1 Year                      (31.16)%(1)    (34.77)%(2)
Since Inception (7/28/97)     9.35 %(1)      7.91 %(2)


                     CLASS B SHARES**
----------------------------------------------------------
PERIOD ENDED 8/31/01
--------------------
1 Year                      (31.65)%(1)    (35.00)%(2)
Since Inception (4/28/97)    10.17 %(1)      9.84 %(2)


                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 8/31/01
--------------------
1 Year                      (31.64)%(1)    (32.31)%(2)
Since Inception (7/28/97)     8.60 %(1)      8.60 %(2)


                     CLASS D SHARES++
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                      (30.96)%(1)
Since Inception (7/28/97)     9.65 %(1)

-------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 2% contingent deferred sales charge
     (CDSC), assuming a complete redemption on August 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001


  NUMBER OF
   SHARES                                                          VALUE
--------------------------------------------------------------------------------
                       Common Stocks (90.0%)
                       Basic Materials (3.9%)
                       Aluminum (1.1%)
159,000                Alcoa, Inc. .........................   $  6,061,080
                                                               ------------

                       Chemicals: Major Diversified (0.8%)
125,000                Dow Chemical Co. * ..................      4,382,500
                                                               ------------

                       Forest Products (1.4%)
141,300                Weyerhaeuser Co. ....................      8,018,775
                                                               ------------

                       Tobacco (0.6%)
 75,000                Philip Morris Companies, Inc.*             3,555,000
                                                               ------------
                       Total Basic Materials ...............     22,017,355
                                                               ------------

                       Capital Goods (8.6%)
                       Home Building (0.8%)
100,000                Lennar Corp. ........................      4,455,000
                                                               ------------

                       Home Improvement Chains (1.4%)
172,100                Home Depot, Inc. (The) ..............      7,907,995
                                                               ------------

                       Industrial Conglomerates (4.0%)
305,900                General Electric Co. ................     12,535,782
130,000                Tyco International Ltd.
                         (Bermuda) .........................      6,753,500
 51,000                United Technologies Corp. ...........      3,488,400
                                                               ------------
                                                                 22,777,682
                                                               ------------

                       Industrial Machinery (1.6%)
225,200                Roper Industries, Inc. ..............      9,233,200
                                                               ------------

                       Metal Fabrications (0.2%)
280,000                Atchison Casting Corp.* .............        980,000
                                                               ------------

                       Trucks/Construction/Farm
                         Machinery (0.6%)
 80,000                Deere & Co.* ........................      3,453,600
                                                               ------------
                       Total Capital Goods .................     48,807,477
                                                               ------------

                       Energy (10.3%)
                       Contract Drilling (1.2%)
255,000                Noble Drilling Corp.* ...............      6,936,000
                                                               ------------

                       Integrated Oil (4.4%)
280,000                Conoco, Inc. (Class B) ..............      8,293,600



  NUMBER OF
   SHARES                                                          VALUE
--------------------------------------------------------------------------------
150,000                Phillips Petroleum Co. ..............   $  8,625,000
115,000                Texaco, Inc. ........................      8,009,750
                                                               ------------
                                                                 24,928,350
                                                               ------------
                       Oil & Gas Production (2.6%)
158,000                Apache Corp. ........................      7,414,940
 77,000                Devon Energy Corp. ..................      3,562,790
150,000                PanCanadian Petroleum Ltd.
                         (Canada)  .........................      3,972,825
                                                               ------------
                                                                 14,950,555
                                                               ------------

                       Oilfield Services/Equipment (2.1%)
205,000                Baker Hughes Inc. ...................      6,752,700
185,000                Halliburton Co. .....................      5,154,100
                                                               ------------
                                                                 11,906,800
                                                               ------------
                       Total Energy ........................     58,721,705
                                                               ------------

                       Entertainment & Leisure (8.3%)
                       Broadcasting (1.2%)
134,000                Clear Channel
                         Communications, Inc.* .............      6,736,180
                                                               ------------

                       Cable/Satellite TV (2.9%)
263,000                Charter Communications, Inc.
                         (Class A)* ........................      5,312,600
302,000                Comcast Corp. (Class A
                         Special)* .........................     11,062,260
                                                               ------------
                                                                 16,374,860
                                                               ------------

                       Media Conglomerates (2.8%)
295,000                AOL Time Warner Inc. * ..............     11,018,250
200,000                Disney (Walt) Co. (The)* ............      5,086,000
                                                               ------------
                                                                 16,104,250
                                                               ------------

                       Restaurants (1.4%)
257,700                McDonald's Corp. ....................      7,738,731
                                                               ------------
                       Total Entertainment & Leisure             46,954,021
                                                               ------------

                       Financial Services (19.8%)
                       Finance/Rental/Leasing (5.3%)
221,000                Fannie Mae ..........................     16,842,410
335,000                Providian Financial Corp.  ..........     13,085,100
                                                               ------------
                                                                 29,927,510
                                                               ------------

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001 CONTINUED

  NUMBER OF
   SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Financial Conglomerates (6.2%)
325,000                American Express Co. ...............   $ 11,836,500
227,666                Citigroup, Inc. ....................     10,415,720
337,000                J.P. Morgan Chase & Co. ............     13,277,800
                                                              ------------
                                                                35,530,020
                                                              ------------

                       Major Banks (2.3%)
330,000                Bank of New York Co., Inc. .........     13,101,000
                                                              ------------

                       Multi-Line Insurance (2.1%)
150,500                American International Group,
                         Inc. .............................     11,769,100
                                                              ------------

                       Property - Casualty Insurers (0.9%)
150,000                Allstate Corp. (The) ...............      5,089,500
                                                              ------------

                       Real Estate Investment Trusts (1.0%)
175,000                Equity Office Properties Trust......      5,615,750
                                                              ------------

                       Savings Banks (2.0%)
303,000                Washington Mutual, Inc. ............     11,344,320
                                                              ------------
                       Total Financial Services ...........    112,377,200
                                                              ------------

                       Healthcare (11.3%)
                       Biotechnology (0.9%)
 75,000                Amgen Inc.* ........................      4,822,500
                                                              ------------

                       Pharmaceuticals: Major (10.4%)
175,000                American Home Products
                         Corp. ............................      9,800,000
140,000                Bristol-Myers Squibb Co.  ..........      7,859,600
181,000                Johnson & Johnson ..................      9,540,510
212,200                Merck & Co., Inc. ..................     13,814,220
463,700                Pfizer, Inc. .......................     17,764,348
                                                              ------------
                                                                58,778,678
                                                              ------------
                       Total Healthcare ...................     63,601,178
                                                              ------------

                       Retail (4.0%)
                       Discount Stores (3.5%)
310,000                Target Corp. .......................     10,741,500
185,000                Wal-Mart Stores, Inc. ..............      8,889,250
                                                              ------------
                                                                19,630,750
                                                              ------------

      NUMBER OF
       SHARES                                                         VALUE
--------------------------------------------------------------------------------
                       Specialty Stores (0.5%)
125,000                Toys 'R' Us, Inc.* .................   $  2,991,250
                                                              ------------
                       Total Retail .......................     22,622,000
                                                              ------------

                       Technology (10.0%)
                       Computer Communications (1.4.%)
506,000                Cisco Systems, Inc.* ...............      8,262,980
                                                              ------------

                       Computer Peripherals (1.0%)
290,000                EMC Corp.* .........................      4,483,400
 90,000                McDATA Corp. - (Class A)* ..........      1,285,200
                                                              ------------
                                                                 5,768,600
                                                              ------------
                       Computer Processing
                         Hardware (2.4%)
405,000                Compaq Computer Corp. ..............      5,001,750
395,000                Concurrent Computer Corp.*..........      4,345,000
350,000                Sun Microsystems, Inc.* ............      4,007,500
                                                              ------------
                                                                13,354,250
                                                              ------------

                       Packaged Software (2.8%)
192,000                Microsoft Corp.* ...................     10,953,600
401,800                Oracle Corp.* ......................      4,905,978
                                                              ------------
                                                                15,859,578
                                                              ------------

                       Semiconductors (2.4%)
450,000                Agere Systems, Inc.
                         (Class A)* .......................      2,295,000
334,000                Intel Corp. ........................      9,338,640
119,000                Vitesse Semiconductor
                         Corp.* ...........................      1,737,400
                                                              ------------
                                                                13,371,040
                                                              ------------
                       Total Technology ...................     56,616,448
                                                              ------------

                       Telecommunications (10.7%)
                       Major Telecommunications (2.7%)
215,000                Verizon Communications Inc. ........     10,750,000
340,000                WorldCom Group* ....................      4,372,400
 13,600                Worldcom Inc. - MCI Group* .........        175,304
                                                              ------------
                                                                15,297,704
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2001 CONTINUED


 NUMBER OF
  SHARES                                               VALUE
--------------------------------------------------------------
             Specialty Telecommunications (1.8%)
215,000      American Tower Corp.
               (Class A)* .....................   $  3,111,050
327,000      Qwest Communications
             International, Inc. ..............      7,030,500
                                                  ------------
                                                    10,141,550
                                                  ------------

             Telecommunication Equipment (4.1%)
 60,000      CIENA Corp.* .....................      1,027,200
205,000      Comverse Technology, Inc.* .......      5,153,700
775,000      Nokia Corp. (ADR) (Finland) ......     12,198,500
225,000      Scientific-Atlanta, Inc.  ........      4,621,500
                                                  ------------
                                                    23,000,900
                                                  ------------

             Wireless Communications (2.1%)
425,000      Nextel Communications, Inc.
               (Class A)* .....................      5,134,000
210,000      Vodafone Group PLC (ADR)
               (United Kingdom) ...............      4,231,500
 90,000      Western Wireless Corp.
               (Class A)* .....................      2,783,700
                                                  ------------
                                                    12,149,200
                                                  ------------
             Total Telecommunications .........     60,589,354
                                                  ------------

             Transportation (3.1%)
             Aerospace & Defense (0.7%)
 50,000      Boeing Co. .......................      2,560,000
125,000      Bombardier, Inc. (Class B) .......      1,613,007
                                                  ------------
                                                     4,173,007
                                                  ------------

             Air Freight/Couriers (1.0%)
100,000      United Parcel Service, Inc.
             (Class B) ........................      5,523,000
                                                  ------------

             Airlines (1.4%)
460,000      Southwest Airlines Co. ...........      8,229,400
                                                  ------------
             Total Transportation .............     17,925,407
                                                  ------------
             Total Common Stocks
             (Cost $568,840,349) ..............    510,232,145
                                                  ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                          VALUE
---------------------------------------------------------------
              Convertible Bonds (0.2%)
              Telecommunication Equipment (0.1%)
$  600        Cyras Systems, Inc. -
                144A** 4.50% due
                08/15/05 ...................        $   691,500
                                                    -----------
              Wireless Communications (0.1%)
   850        Nextel Communications, Inc.
                5.25% due 01/15/10 .........            488,452
                                                    -----------
              Total Convertible Bonds
              (Cost $1,596,625) ............          1,179,952
                                                    -----------
              Short-Term Investments (10.0%)
              Repurchase Agreements
54,000        Joint repurchase agreement
                account 3.674% due
                09/04/01 (dated
                08/31/01; proceeds
                $54,005,511) (a)
                (Cost $54,000,000) .........         54,000,000
                                                    -----------
 2,550        The Bank of New York
                3.5625% due 09/04/01
                (dated 08/31/01;
                proceeds $2,551,233) (b)
                (Cost $2,550,223) ..........          2,550,223
                                                    -----------
              Total Short-Term Investments
              (Cost $56,550,223) ...........         56,550,223
                                                    -----------
Total Investments

(Cost $626,987,197) (c) .........   100.2%          567,962,320
Other Liabilities in Excess of
Assets ..........................    (0.2)           (1,040,399)
                                    -----           -----------
Net Assets ......................   100.0%         $566,921,921
                                    =====          ============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) Collateralized by $626,141, FNMA 6.5% due 6/1/31 valued at $628,571 and $2,004,093 U.S. Treasury Bond 5.25% due 11/15/28 valued at $1,972,656.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,446,016 and the aggregate gross unrealized depreciation is $90,470,893, resulting in net unrealized depreciation of $59,024,877.


                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

ASSETS:
Investments in securities, at value
 (cost $626,987,197) .........................   $567,962,320
Receivable for :
  Shares of beneficial interest sold .........      1,551,392
  Dividends ..................................        530,757
Deferred organizational expenses .............          6,056
Prepaid expenses and other assets ............         64,881
                                                 ------------
   TOTAL ASSETS ..............................    570,115,406
                                                 ------------
LIABILITIES:
Payable for:
  Investments purchased ......................        381,522
  Shares of beneficial interest
    repurchased ..............................      1,884,137
  Distribution fee ...........................        449,807
  Investment management fee ..................        384,417
Accrued expenses and other payables ..........         93,602
                                                 ------------
   TOTAL LIABILITIES .........................      3,193,485
                                                 ------------
   NET ASSETS ................................   $566,921,921
                                                 ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................   $640,103,769
Net unrealized depreciation ..................    (59,024,877)
Net investment loss ..........................            (26)
Accumulated net realized loss ................    (14,156,945)
                                                 ------------
   NET ASSETS ................................   $566,921,921
                                                 ============

CLASS A SHARES:
Net Assets ...................................    $10,498,125
Shares Outstanding (unlimited authorized,
 $.01 par value) .............................        721,862
   NET ASSET VALUE PER SHARE .................         $14.54
                                                       ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net
    asset value) .............................         $15.35
                                                       ======

CLASS B SHARES:
Net Assets ...................................   $470,236,161
Shares Outstanding (unlimited authorized,
 $.01 par value) .............................     33,307,824
   NET ASSET VALUE PER SHARE .................         $14.12
                                                       ======

CLASS C SHARES:
Net Assets ...................................    $22,299,348
Shares Outstanding (unlimited authorized,
 $.01 par value) .............................      1,576,477
   NET ASSET VALUE PER SHARE .................         $14.15
                                                       ======

CLASS D SHARES:
Net Assets ...................................    $63,888,287
Shares Outstanding (unlimited authorized,
 $.01 par value) .............................      4,347,426
   NET ASSET VALUE PER SHARE .................         $14.70
                                                       ======

 STATEMENT OF OPERATIONS
 For the year ended August 31, 2001


 NET INVESTMENT LOSS:
 INCOME
 Dividends (net of $26,354 foreign
   withholding tax) ............................ $   5,035,273
 Interest ......................................     3,192,494
                                                 -------------
   TOTAL INCOME ................................     8,227,767
                                                 -------------

 EXPENSES
 Distribution fee (Class A shares) .............        24,203
 Distribution fee (Class B shares) .............     5,393,564
 Distribution fee (Class C shares) .............       242,233
 Investment management fee .....................     4,730,575
 Transfer agent fees and expenses ..............       685,201
 Registration fees .............................       183,068
 Shareholder reports and notices ...............        75,374
 Professional fees .............................        57,738
 Custodian fees ................................        37,275
 Trustees' fees and expenses ...................        11,606
 Organizational expenses .......................        10,181
 Other .........................................         9,023
                                                 -------------
   TOTAL EXPENSES ..............................    11,460,041
                                                 -------------
   NET INVESTMENT LOSS .........................    (3,232,274)
                                                 -------------

 NET REALIZED AND UNREALIZED LOSS:
 Net realized loss .............................   (13,160,015)
 Net change in unrealized appreciation .........  (224,998,124)
                                                 -------------
   NET LOSS ....................................  (238,158,139)
                                                 -------------
 NET DECREASE .................................. $(241,390,413)
                                                 =============

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED               ENDED
                                                                             AUGUST 31, 2001     AUGUST 31, 2000
                                                                            -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .....................................................    $   (3,232,274)     $  (2,460,333)
Net realized gain (loss) ................................................       (13,160,015)        19,304,282
Net change in unrealized appreciation ...................................      (224,998,124)       117,448,320
                                                                             --------------      -------------
  NET INCREASE (DECREASE) ...............................................      (241,390,413)       134,292,269
                                                                             --------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ..........................................................          (193,799)          (115,703)
Class B shares ..........................................................       (10,633,172)       (13,296,841)
Class C shares ..........................................................          (470,267)          (299,828)
Class D shares ..........................................................          (909,655)          (109,770)
                                                                             --------------      -------------
  TOTAL DISTRIBUTIONS ...................................................       (12,206,893)       (13,822,142)
                                                                             --------------      -------------
Net increase from transactions in shares of beneficial interest .........       165,554,705        340,711,906
                                                                             --------------      -------------
  NET INCREASE (DECREASE) ...............................................       (88,042,601)       461,182,033
                                                                             --------------      -------------

NET ASSETS:
Beginning of period .....................................................       654,964,522        193,782,489
                                                                             --------------      -------------

END OF PERIOD
(Including a net investment loss of $26, and $0, respectively) ..........    $  566,921,921      $ 654,964,522
                                                                             ==============      =============

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Market Leader Trust (the "Fund"), formerly Morgan Stanley Dean Witter Market Leader Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 CONTINUED

G. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $14,525,000 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 CONTINUED

The Distributor has informed the Fund that for the year ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $2,000, $926,000 and $14,000, respectively and received approximately $114,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2001 aggregated $481,380,897 and $341,756,860, respectively.

For the year ended August 31, 2001, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $27,428 for portfolio transactions executed on behalf of the Fund.

For the year ended August 31, 2001, the Fund incurred brokerage commissions of $54,000 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

At August 31, 2001, the Fund had a net capital loss carryover of approximately $1,989,000 which will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,975,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,234,813, accumulated net realized loss was credited $2,565 and net investment loss was credited $3,232,248.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2001 CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                     FOR THE YEAR
                                                  ENDED                             ENDED
                                             AUGUST 31, 2001                   AUGUST 31, 2000
                                     -------------------------------- ---------------------------------
                                          SHARES          AMOUNT            SHARES           AMOUNT
                                     --------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ...............................       881,913    $   15,427,127         655,848    $   12,583,632
Reinvestment of distributions ......        10,363           185,605           5,607            97,681
Redeemed ...........................      (759,348)      (13,217,437)       (136,053)       (2,647,333)
                                     --------------- ----------------  --------------- -----------------
Net increase - Class A .............       132,928         2,395,295         525,402        10,033,980
                                     --------------- ----------------  --------------- -----------------

CLASS B SHARES
Sold ...............................    13,917,049       243,732,431      20,711,097       387,480,028
Reinvestment of distributions ......       559,255         9,775,788         699,938        12,003,937
Redeemed ...........................    (8,300,237)     (137,132,408)     (6,837,029)     (128,672,808)
                                     --------------- ----------------  --------------- -----------------
Net increase - Class B .............     6,176,067       116,375,811      14,574,006       270,811,157
                                     --------------- ----------------  --------------- -----------------

CLASS C SHARES
Sold ...............................       861,400        15,160,475         999,832        18,875,641
Reinvestment of distributions ......        25,096           439,676          16,364           281,123
Redeemed ...........................      (386,941)       (6,419,193)       (119,382)       (2,255,641)
                                     --------------- ----------------  --------------- -----------------
Net increase - Class C .............       499,555         9,180,958         896,814        16,901,123
                                     --------------- ----------------  --------------- -----------------

CLASS D SHARES
Sold ...............................     3,251,111        56,137,325       2,698,282        52,898,133
Reinvestment of distributions ......        46,069           832,474           1,786            31,317
Redeemed ...........................    (1,153,104)      (19,367,158)       (532,773)       (9,963,804)
                                     --------------- ----------------  --------------- -----------------
Net increase - Class D .............     2,144,076        37,602,641       2,167,295        42,965,646
                                     --------------- ----------------  --------------- -----------------
Net increase in Fund ...............     8,952,626    $  165,554,705      18,163,517    $  340,711,906
                                     =============== ================  =============== =================

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                    FOR THE PERIOD
                                                                      FOR THE YEAR ENDED AUGUST 31,                 JULY 28, 1997*
                                                        ------------------------------------------------------        THROUGH
                                                         2001              2000           1999           1998       AUGUST 31, 1997
                                                        ------            ------         ------         ------      ---------------
CLASS A SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period ................   $21.53            $15.29         $ 9.73         $10.82         $10.90
                                                        ------            ------         ------         ------         ------
Income (loss) from investment operations:
 Net investment income (loss) .......................     0.03              0.02          (0.05)         (0.01)          0.01
 Net realized and unrealized gain (loss) ............    (6.67)             7.05           5.61          (0.96)         (0.09)
                                                        ------            ------         ------         ------         ------
Total income (loss) from investment operations ......    (6.64)             7.07           5.56          (0.97)         (0.08)
                                                        ------            ------         ------         ------         ------
Less dividends and distributions from:
 Net investment income ..............................       --                --             --         (0.06)             --
 Net realized gain ..................................    (0.35)            (0.83)            --         (0.06)             --
                                                        ------            ------         ------         ------         ------
Total dividends and distributions ...................    (0.35)            (0.83)            --         (0.12)             --
                                                        ------            ------         ------         ------         ------
Net asset value, end of period ......................   $14.54            $21.53         $15.29         $ 9.73         $10.82
                                                        ======            ======         ======         ======         ======
TOTAL RETURN+ .......................................   (31.16)%           47.49%         57.14%         (8.98)%        (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ............................................     1.13%(3)          1.18%(3)       1.23%(3)       1.31%(3)       1.89%(2)
Net investment income (loss) ........................     0.17%(3)          0.08%(3)      (0.14)%(3)     (0.06)%(3)      1.30%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .............  $10,498           $12,677           $971           $319           $288
Portfolio turnover rate .............................       60%               86%            83%            68%            22%


-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                                                                  FOR THE YEAR ENDED AUGUST 31,                    APRIL 28, 1997*
                                                     -------------------------------------------------------           THROUGH
                                                     2001++           2000++          1999++          1998++       AUGUST 31, 1997**
                                                     ------           ------          ------          ------       -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .........       $21.07           $15.09          $ 9.68          $10.81         $10.00
                                                     ------           ------          ------          ------         ------
Income (loss) from investment operations:
 Net investment income (loss) ................        (0.10)           (0.13)          (0.12)          (0.09)          0.04
 Net realized and unrealized gain (loss) .....        (6.50)            6.94            5.53           (0.95)          0.77
                                                     ------           ------          ------          ------         ------
Total income (loss) from investment operations        (6.60)            6.81            5.41           (1.04)          0.81
                                                     ------           ------          ------          ------         ------
Less dividends and distributions from:

 Net investment income .......................           --               --              --           (0.03)            --
 Net realized gain ...........................        (0.35)           (0.83)             --           (0.06)            --
                                                     ------           ------          ------          ------         ------
Total dividends and distributions ............        (0.35)           (0.83)             --           (0.09)            --
                                                     ------           ------          ------          ------         ------
Net asset value, end of period ...............       $14.12           $21.07          $15.09          $ 9.68         $10.81
                                                     ======           ======          ======          ======         ======
TOTAL RETURN+ ................................       (31.65)%          46.35%          55.89%          (9.65)%         8.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................         1.92%(4)         1.93%(4)        1.99%(4)        2.06%(4)       2.34%(2)(3)
Net investment income (loss) .................        (0.62)%(4)       (0.67)%(4)      (0.90)%(4)      (0.81)%(4)      1.21%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $470,236         $571,733         189,534        $116,693       $107,298
Portfolio turnover rate ......................           60%              86%            $83%             68%            22%(1)


--------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                   FOR THE YEAR ENDED AUGUST 31,                 JULY 28, 1997*
                                                    --------------------------------------------------------        THROUGH
                                                     2001              2000             1999           1998      AUGUST 31, 1997
                                                    ------            ------           ------         ------     ---------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $21.11            $15.12           $ 9.67         $10.81         $10.90
                                                    ------            ------           ------         ------         ------
Income (loss) from investment operations:
 Net investment income (loss) ................       (0.10)            (0.12)           (0.09)         (0.10)          0.01
 Net realized and unrealized gain (loss) .....       (6.51)             6.94             5.54          (0.94)         (0.10)
                                                    ------            ------           ------         ------         ------
Total income (loss) from investment operations       (6.61)             6.82             5.45          (1.04)         (0.09)
                                                    ------            ------           ------         ------         ------
Less dividends and distributions from:
 Net investment income .......................          --                --               --          (0.04)            --
 Net realized gain ...........................       (0.35)            (0.83)              --          (0.06)            --
                                                    ------            ------           ------         ------         ------
Total dividends and distributions ............       (0.35)            (0.83)              --          (0.10)            --
                                                    ------            ------           ------         ------         ------
Net asset value, end of period ...............      $14.15            $21.11           $15.12         $ 9.67         $10.81
                                                    ======            ======           ======         ======         ======
TOTAL RETURN+ ................................      (31.64)%           46.33%           56.36%         (9.63)%        (0.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................        1.92%(3)          1.93%(3)         1.75%(3)       2.06%(3)       2.54%(2)
Net investment income (loss) .................       (0.62)%(3)        (0.67)%(3)       (0.66)%(3)     (0.81)%(3)      0.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $22,299           $22,736           $2,723           $937           $313
Portfolio turnover rate ......................          60%               86%              83%            68%            22%(1)


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                                FOR THE PERIOD
                                                                        FOR THE YEAR ENDED AUGUST 31,            JULY 28, 1997*
                                                        ----------------------------------------------------        THROUGH
                                                         2001              2000           1999         1998      AUGUST 31, 1997
                                                        ------            ------         ------       ------     ---------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........          $21.70            $15.37         $ 9.74       $10.82        $10.90
                                                        ------            ------         ------       ------        ------
Income (loss) from investment operations:
 Net investment income .......................            0.07              0.08             --           --          0.02
 Net realized and unrealized gain (loss) .....           (6.72)             7.08           5.63        (0.95)        (0.10)
                                                        ------            ------         ------       ------        ------
Total income (loss) from investment operations           (6.65)             7.16           5.63        (0.95)        (0.08)
                                                        ------            ------         ------       ------        ------
Less dividends and distributions from:
 Net investment income .......................              --                --             --        (0.07)           --
 Net realized gain ...........................           (0.35)            (0.83)            --        (0.06)           --
                                                        ------            ------         ------       ------        ------
Total dividends and distributions ............           (0.35)            (0.83)            --        (0.13)           --
                                                        ------            ------         ------       ------        ------
Net asset value, end of period ...............          $14.70            $21.70         $15.37       $ 9.74        $10.82
                                                        ======            ======         ======       ======        ======
TOTAL RETURN + ...............................          (30.96)%           47.84%         57.80%       (8.81)%       (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................            0.92%(3)          0.93%(3)       0.99%(3)     1.06%(3)      1.43%(2)
Net investment income ........................            0.38%(3)          0.33%(3)       0.10%(3)     0.19%(3)      1.81%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......         $63,888           $47,819           $554       $2,459           $10
Portfolio turnover rate ......................              60%               86%            83%          68%           22%(1)


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Market Leader Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Market Leader Trust (the "Fund"), formerly Morgan Stanley Dean Witter Market Leader Trust, including the portfolio of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to the above present fairly, in all material respects, the financial position of Morgan Stanley Market Leader Trust as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 15, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

      During the fiscal year ended August 31, 2001, the Fund paid to its shareholders $0.04 per share from long-term capital gains.

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TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Aaron Clark
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


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MORGAN STANLEY
MARKET LEADER TRUST


ANNUAL REPORT
August 31, 2001